Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Securities:
Held-to-maturity, at amortized cost, net of allowance for credit losses of less than $1 at Dec. 31, 2020 (fair value of $49,224 and $34,805)		$ 47,946	$ 34,483
Available-for-sale, at fair value (amortized cost of $105,141 and $87,435, net of allowance for credit losses of $11 at Dec. 31, 2020)		108,495	88,550
Loans		56,469	54,953
Allowance for credit losses		(479)	(216)
Goodwill		17,496	17,386
Intangible assets		3,012	3,107
Other assets, net of allowance for credit losses on accounts receivable of $4 at Dec. 31, 2020 (includes $522 and $419, at fair value)		20,468	20,221
Total assets		469,633	381,508
Deposits:
Long-term debt (includes $400 and $387, at fair value)		25,984	27,501
Total liabilities		423,513	339,780
Temporary equity
Redeemable noncontrolling interests		176	143
Permanent equity
Preferred stock – par value $0.01 per share; authorized 100,000,000 shares; issued 45,826 and 35,826 shares		4,541	3,542
Common stock – par value $0.01 per share; authorized 3,500,000,000 shares; issued 1,382,306,327 and 1,374,443,376 shares		14	14
Additional paid-in capital		27,823	27,515
Retained earnings		34,241	31,894
Accumulated other comprehensive loss, net of tax		(985)	(2,638)
Less: Treasury stock of 495,542,796 and 473,760,338 common shares, at cost		(19,833)	(18,844)
Total The Bank of New York Mellon Corporation shareholders’ equity		45,801	41,483
Nonredeemable noncontrolling interests of consolidated investment management funds		143	102
Total permanent equity	[1]	45,944	41,585	[2]
Total liabilities, temporary equity and permanent equity		469,633	381,508
Investment Management funds
Securities:
Trading assets		482	229
Assets of consolidated investment management funds, at fair value		487	245
Deposits:
Liabilities of consolidated investment management funds, at fair value		3	1
Operating segments
Assets
Cash and due from banks, net of allowance for credit losses of $4 at Dec. 31, 2020	[3]	6,252	4,830
Interest-bearing deposits with the Federal Reserve and other central banks		141,775	95,042
Interest-bearing deposits with banks, net of allowance for credit losses of $3 at Dec. 31, 2020 (includes restricted of $3,167 and $2,437)	[3]	17,300	14,811
Federal funds sold and securities purchased under resale agreements		30,907	30,182
Securities:
Held-to-maturity, at amortized cost, net of allowance for credit losses of less than $1 at Dec. 31, 2020 (fair value of $49,224 and $34,805)	[3]	47,946	34,483
Available-for-sale, at fair value (amortized cost of $105,141 and $87,435, net of allowance for credit losses of $11 at Dec. 31, 2020)	[3]	108,495	88,550
Total securities		156,441	123,033
Trading assets		15,272	13,571
Loans		56,469	54,953
Allowance for credit losses	[3]	(358)	(122)
Net loans		56,111	54,831
Premises and equipment		3,602	3,625
Accrued interest receivable		510	624
Goodwill		17,496	17,386
Intangible assets		3,012	3,107
Other assets, net of allowance for credit losses on accounts receivable of $4 at Dec. 31, 2020 (includes $522 and $419, at fair value)	[3]	20,468	20,221
Total assets		469,146	381,263
Deposits:
Noninterest-bearing (principally U.S. offices)		83,854	57,630
Interest-bearing deposits in U.S. offices		133,479	101,542
Interest-bearing deposits in non-U.S. offices		124,212	100,294
Total deposits		341,545	259,466
Federal funds purchased and securities sold under repurchase agreements		11,305	11,401
Trading liabilities		6,031	4,841
Payables to customers and broker-dealers		25,085	18,758
Commercial paper		0	3,959
Other borrowed funds		350	599
Accrued taxes and other expenses		5,696	5,642
Other liabilities (including allowance for credit losses on lending-related commitments of $121 and $94, also includes $1,107 and $607, at fair value)	[3]	7,514	7,612
Long-term debt (includes $400 and $387, at fair value)		25,984	27,501
Total liabilities		423,510	339,779
Operating segments | Investment Management funds
Securities:
Assets of consolidated investment management funds, at fair value		487	245
Deposits:
Liabilities of consolidated investment management funds, at fair value		$ 3	$ 1

[1]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $37,941 million at Dec. 31, 2019 and $41,260 million at Dec. 31, 2020.
[2]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $37,096 million at Dec. 31, 2018 and $37,941 million at Dec. 31, 2019.
[3]	In 2020, we adopted new accounting guidance included in ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. See Note 2 of the Notes to Consolidated Financial Statements for additional information.